Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	As of December 31,
	2024	2025
	RMB	RMB
Other taxes and surcharge payable	37,983	37,529
Amounts due to third parties under collaborative agreements (Note 1(c))	25,254	21,112
Professional service fee	8,260	2,243
Accrued expenses	8,394	2,467
Receipt in advance	7,599	5,450
Accrual for salary and bonus	6,404	4,891
Others	10,701	26,019
Accrued expenses and other payables	104,595	99,711